Accounts Receivable, Net (Details)	Dec. 31, 2020	Dec. 31, 2019
Distributor One [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivables, percentage	67.90%	38.70%
Distributor Two [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivables, percentage	14.20%	35.90%
Director Three [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivables, percentage		15.30%